Other operating expenses - Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Impairment of assets	$ 0
Sociedad Minera Cerro Verde S.A.A.
Disclosure of operating segments [line items]
SAP S/4HANA deployment	28,199
Exploration expenses	15,916	$ 11,822	$ 9,179
Optimization and prefeasibility/feasibility studies	14,586	6,585	1,401
Net cost of asset retirements and/or disposals	3,371	370	138
Royalty non-income tax (b)	769	2,069	4,488
Miscellaneous penalties	558
Tax contingencies	108	2,823	258
Impairment of assets	21	19	3,546
Cancellation of Projects			2,164
Penalties of income tax payments on account (a)	0	0	70,045
Other operating expense	$ 63,528	$ 23,688	$ 91,219